Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Vessels and equipment, accumulated depreciation	$ 146.2	$ 135.2
Accounts Receivable, Allowance for Credit Loss, Current	0.9	0.5
Deferred drydock expenditure, accumulated amortization	10.3	11.5
Other non-current assets, accumulated depreciation	$ 1.4	$ 1.0
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)		312,019
Treasury stock, shares issued (in shares)	1,921,401	1,921,401